INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2012	2013

Deferred tax assets:
Net operating loss carry-forwards	$76,615	$77,325
Accrued employees costs	1,529	1,673
Reserves and allowances	5,766	6,118
Intangibles	3,577	1,564
Restructured loan (see Note 8)	1,621	1,569
Research and development expenses	4,531	5,895
Other	1,764	1,902
Deferred tax assets before valuation allowance	95,403	96,046
Valuation allowance	(91,175)	(91,633)
Deferred tax assets	$4,228	$4,413

Deferred tax liabilities:
Goodwill	$(10,084)	$(11,325)

Deferred tax liabilities	$(10,084)	$(11,325)

Reconciliation of the Effective Tax Expense (Benefit) to Company's Theoretical Statutory Tax Expense (Benefit)
A reconciliation of the Company's effective tax expense to the Company's theoretical statutory tax expense) is as follows:

	Year ended December 31,
	2011	2012	2013

Income before taxes on income, as reported in the consolidated statements of operations	$1,696	$7,849	$20,151

Statutory tax rate in Israel	24%	25%	25%

Theoretical tax expense	$407	$1,962	$5,038
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	870	(1,324)	(4,249)
Differences in tax rates	173	423	352
Taxes in respect of prior years	329	168	23
Non-deductible expenses	406	917	867
Uncertain tax position	(1,213)	(1,370)	579
Other	34	76	148
Actual tax expense	$1,006	$852	$2,758

Schedule of Income (Loss) Before Taxes on Income
Income (loss) before taxes on income is comprised as follows:
	Year ended December 31,
	2011	2012	2013

Domestic	$(846)	$3,339	$15,978
Foreign	2,542	4,510	4,173
	$1,696	$7,849	$20,151

Schedule of Components of Income Tax Provision
Taxes on income are comprised as follows:

	Year ended December 31,
	2011	2012	2013

Current (including the impact of ASC 470)	$(445)	$42	$1,965
Deferred	1,451	810	793
	$1,006	$852	$2,758

Domestic	$41	$(2,313)	$190
Foreign	965	3,165	2,568
	$1,006	$852	$2,758

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2012	2013

Opening balance	$6,119	$4,694
Increases related to prior year tax positions	784	213
Decreases related to prior year tax positions	-	(204)
Increases related to current year tax positions	513	478
Settlements	(2,381)	-
Decreases related to lapses of statute of limitations	(341)	(112)
Closing balance	$4,694	$5,069